Commitments and Contingencies - Schedule of Company's Restricted Assets (Details) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Apr. 01, 2022	Sep. 30, 2021	Dec. 20, 2017
Fair Value, Separate Account Investment [Line Items]
Restricted Assets		$ 266.5		$ 471.3
Restricted assets, excluding illiquid assets		3,657.3		3,996.1
Other investments, at fair value (2)	[1]	213.4		221.3
Total restricted assets		$ 3,870.7		4,217.4
Total as percent of investable assets		52.60%	59.40%
Securities and cash as collateral secured letters of credit		$ 266.5		471.3
Affiliated transactions
Fair Value, Separate Account Investment [Line Items]
Restricted Assets		617.0		707.1
Third party
Fair Value, Separate Account Investment [Line Items]
Restricted Assets		2,773.8		2,817.7
Limited Partner | Real estate fund
Fair Value, Separate Account Investment [Line Items]
Restricted Assets					$ 10.0	$ 20.0	$ 100.0
Other investments, at fair value (2)		$ 213.4		$ 221.3

[1]	Other investments includes related party investments of $22.9 million (December 31, 2022 — $25.3 million) in Apollo Real Estate Fund and $12.6 million (December 31, 2022 — $12.7 million) in Apollo Origination Partnership. (3) Cash and cash equivalents includes restricted cash of $312.1 million (December 31, 2022 — $232.1 million ) which are held in trusts. (4)